Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
27.	Subsequent Events

On January 21, 2026, the Company’s Board of Directors approved an ESOP exercise price adjustment for share options granted under the Scheme to the lower of US$2.7822 per share and the original ESOP exercise price.